7. Senior Debt: Schedule of Senior Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt, Weighted Average Interest Rate	3.18%	3.42%	3.60%
Short-term Debt, Maximum Amount Outstanding During Period	$ 308,015	$ 321,246	$ 244,439
Short-term Debt, Average Outstanding Amount	291,843	260,476	228,269
Debt, Weighted Average Interest Rate during period	3.46%	3.79%	4.08%
Notes Payable to Banks
Debt, Weighted Average Interest Rate	3.75%	3.75%	3.75%
Short-term Debt, Maximum Amount Outstanding During Period	45	45	2,925
Short-term Debt, Average Outstanding Amount	1	1	60
Debt, Weighted Average Interest Rate during period	3.75%	3.75%	3.75%
Senior Demand Notes
Debt, Weighted Average Interest Rate	1.72%	1.97%	2.12%
Short-term Debt, Maximum Amount Outstanding During Period	55,196	50,033	47,607
Short-term Debt, Average Outstanding Amount	53,060	46,261	43,089
Debt, Weighted Average Interest Rate during period	1.76%	2.01%	2.10%
Commercial Paper
Debt, Weighted Average Interest Rate	3.49%	3.74%	3.95%
Short-term Debt, Maximum Amount Outstanding During Period	253,960	225,861	197,194
Short-term Debt, Average Outstanding Amount	$ 238,782	$ 214,214	$ 185,120
Debt, Weighted Average Interest Rate during period	3.61%	3.91%	4.25%